Debt securities in issue - Securitisation programmes and covered bonds (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	£ 5,914	£ 7,376
Covered bonds	27,766	29,818
Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	5,914	7,376
Instruments providing security for notes	37,809	42,545
Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	27,766	29,818
Instruments providing security for bonds	38,042	39,131
Subsidiaries | Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	29,453	31,396
Subsidiaries | Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	100	100
External parties and subsidiaries | Securitisation programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	35,367	38,772
External parties and subsidiaries | Covered bond programme
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	£ 27,866	£ 29,918